Stockholders' Equity and Stock-Based Compensation (Summary of Options Outstanding) (FY) (Details) shares in Millions	12 Months Ended
Dec. 31, 2023 $ / shares shares
$18.36 to $33.18
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, exercise price, lower range limit (in usd per share)	$ 18.36
Options, exercise price, upper range limit (in usd per share)	$ 33.18
Outstanding, shares (in millions) (in shares) | shares	1.0
Outstanding, average exercise price (in usd per share)	$ 25.09
Outstanding, average remaining life (in years)	2 years
Exercisable, shares (in millions) (in shares) | shares	1.0
Exercisable, average exercise price (in usd per share)	$ 25.09
$33.19 to $52.39
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, exercise price, lower range limit (in usd per share)	33.19
Options, exercise price, upper range limit (in usd per share)	$ 52.39
Outstanding, shares (in millions) (in shares) | shares	1.3
Outstanding, average exercise price (in usd per share)	$ 36.78
Outstanding, average remaining life (in years)	5 years
Exercisable, shares (in millions) (in shares) | shares	1.1
Exercisable, average exercise price (in usd per share)	$ 36.42
$52.4 to $75.81
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, exercise price, lower range limit (in usd per share)	52.4
Options, exercise price, upper range limit (in usd per share)	$ 75.81
Outstanding, shares (in millions) (in shares) | shares	1.3
Outstanding, average exercise price (in usd per share)	$ 63.84
Outstanding, average remaining life (in years)	7 years
Exercisable, shares (in millions) (in shares) | shares	0.6
Exercisable, average exercise price (in usd per share)	$ 61.25
$75.82 to $83.25
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, exercise price, lower range limit (in usd per share)	75.82
Options, exercise price, upper range limit (in usd per share)	$ 83.25
Outstanding, shares (in millions) (in shares) | shares	1.1
Outstanding, average exercise price (in usd per share)	$ 81.91
Outstanding, average remaining life (in years)	9 years
Exercisable, shares (in millions) (in shares) | shares	0.1
Exercisable, average exercise price (in usd per share)	$ 78.41
$75.82 to $83.25
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, exercise price, lower range limit (in usd per share)	83.26
Options, exercise price, upper range limit (in usd per share)	$ 100.12
Outstanding, shares (in millions) (in shares) | shares	0.9
Outstanding, average exercise price (in usd per share)	$ 90.56
Outstanding, average remaining life (in years)	8 years
Exercisable, shares (in millions) (in shares) | shares	0.3
Exercisable, average exercise price (in usd per share)	$ 91.86